Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business Combination
4.	Business Combination

Acquisition of RPK

On April 29, 2022, the Company, through its wholly owned subsidiary, Cannahealth, acquired 100% of the Ordinary Shares of Holigen and its wholly-owned operating subsidiary, RPK from the Flowr Corporation (“Flowr”). Consideration for the acquisition consisted of a payment of $3,000,000 in cash and 33 common shares of the Company’s share capital. Of the total cash purchase price, $2,600,000 has been paid and $400,000 as holdback payable. The holdback payable represents funds withheld until resolution of a potential liability between the vendor and a service provider, of which the Company expects resolution within the next twelve (12) months.

The purchase of Holigen has been accounted for by the acquisition method, with the results of Holigen included in the Company’s results of operation from the date of acquisition. The purchase of Holigen was determined as being a business combination in accordance with the requirements of IFRS 3 - Business Combinations, due to the fact that the Company acquired control over Holigen on the acquisition date through the purchase of 100% of its voting securities and consequent transfer of the purchase consideration to the sellers of the Holigen, namely Flowr.

On February 28, 2024, the Company signed a definitive Share Purchase Agreement and Escrow Agreement with Somai Pharmaceuticals Ltd. (“Somai”), pursuant to which Somai will acquire RPK for a total consideration of $2,000,000. The transaction was completed during the year ended December 31, 2024 (note 5).

Status of Holigen’s seller

In October 2022, Flowr commenced Court-supervised restructuring proceedings under the Companies’ Creditors Arrangement Act (“CCAA”) in order to receive a stay of proceedings that will allow Flowr to conduct a Sale and Investment Solicitation Process (“SISP”). The Court granted an Initial Order in these CCAA proceedings and appointed Ernst & Young Inc. as ‘the Monitor’.

During the year ended December 31, 2023, Flowr completed the sale of all of the shares of its subsidiaries, The Flowr Group (Okanagan) Inc. and certain other assets, comprising substantially all of the assets of Flowr. As a result, and pursuant to an Order dated July 21, 2023, the Monitor completed cash and share distributions to Flowr’s debenture holders. There is no recovery available for Flowr’s unsecured creditors and shareholders. For this reason, the Company recognized a write-off of holdback payable of $400,000 during the year ended December 31, 2024.

Acquisition of First Towers

On August 22, 2025, the Company consummated the Business Combination pursuant to the Share Exchange Agreement ( “SEA”), as amended on August 19, 2025, with First Towers & Fibers Corp. (“First Towers”), a corporation existing under the laws of the Province of British Columbia. Pursuant to SEA, all of the common shares of First Towers have been acquired by the Company and in exchange, the Company will issue Class A Special Shares and Class B Special Shares and cash payable over time and evidenced by a promissory note. As a result of the closing, which was effective on August 21, 2025 but dated as of August 19, 2025, First Towers became a wholly owned subsidiary of the Company together with its subsidiaries, CT Mexico and CTFO Mexico.

Consideration Shares

The Company did not issue any of its common shares as of the closing, as originally contemplated by the SEA. On August 29, 2025, the Company held a Special Meeting of Shareholders and approved the creation of new classes of securities, including Class A Special Shares convertible into Company common shares on a one for one basis and Class B Special Shares convertible into Company common shares on a one for one basis. After the Special Meeting and the approval of the new classes of securities, the Company issued post-consolidated 6,441 Class A Special Shares in accordance with the terms of the SEA, as amended. On November 28, 2025, the Company held a second Special Meeting of shareholders and approved the issuance of an aggregate of post-consolidated 212,265 Class B Special Shares issuable to the former First Towers shareholders pursuant to the terms of the SEA, as amended (note 17).

Consideration Note

In connection with the closing, the Company entered into a promissory note with a First Towers Shareholder (the “Consideration Note”), in lieu of the Company issuing Class A Special Shares and Class B Special Shares as consideration to such shareholder. The Consideration Note is in the principal amount of $14,133,966. It has a maturity date of August 19, 2027 and has an interest rate of 16% per annum payable quarterly. In addition, the Company paid to the holder of the Consideration Note a commitment fee of $424,019, recorded as interest expense in the consolidated statements of loss and comprehensive loss. The Consideration Note is secured by all of the assets of the Company pursuant to a General Security Agreement dated as of August 19, 2025.

During the year ended December 31, 2025, the Company made a partial repayment of $6,500,000 and recorded an interest expense of $448,417 (2024 — $nil) related to this loan. As of the December 31, 2025, the Consideration Note balance including interest was $8,082,383 (2024 — $nil). The Consideration Note balance is presented separately in the consolidated statements of financial position of which the remaining principal of $7,633,966 was accounted under non-current secured promissory note and the interest payable of $448,417 was recorded under loans and borrowings.

First Towers owns and operates 700+kms 5G dark fiber network in central Mexico, where some of the strongest industrial and fastest growing state economies in Mexico are located, with multinational telecommunications giant Telefonica as anchor under a 20-year leasing contract.

The purchase of First Towers has been accounted for by the acquisition method, with the results of First Towers included in the Company’s results of operation from the date of acquisition. For accounting purposes, the acquisition of First Towers was determined as being a business combination in accordance with IFRS 3, with the Company identified as the accounting acquirer and First Towers as the acquiree. The fair value of the total consideration has been allocated as below:

Class A Special Shares (6,441 special shares*)	$597,836
Class B Special Shares (212,265 special shares*)	19,700,885
Cash (via Promissory Note)	14,133,966
Total Consideration Paid	$34,432,687

Cash	$281,996
Trade and other receivables (note 7)	1,163,221
Prepayments	7,420
Property, plant and equipment, net (note 10)	4,123,220
Right-of-use assets (note 11)	181,206
Goodwill (note 12)	39,572,129
Accounts payable and accrued liabilities	(1,402,638)
Due to related parties	(225,900)
Lease liabilities (note 14)	(189,096)
Loans and borrowings (note 15)	(171,247)
Due to/from Akanda	(8,907,624)
Net Assets Acquired	$34,432,687

*	The fair value of 218,706 special shares issued was determined to be $92.81 per special share using the market price at acquisition date.

During the year ended December 31, 2025, the Company recorded a goodwill of $39,572,129, representing the fair value of net liabilities acquired of $5,139,442 and the fair value of consideration of $34,432,687. The fair value of the net asset acquired was determined by an independent valuer using the discounted cash flow method of valuation.

From the date of acquisition, the operations of First Towers contributed a net loss of $564,023 primarily due to the fact that First Towers was substantially in early revenue stage. If the acquisition had taken place on January 1, 2025, the operations of First Towers would have contributed net gain of $3,263,489 for the year ended December 31, 2025.

During the year ended December 31, 2025, the acquired business contributed $258,075 in revenue and a net loss of $564,023 to the Company’s consolidated results.

The Company performed its annual test for goodwill as at December 31, 2025. The Company did so by comparing the sum of the carrying value of the CGU of First Towers and the carrying value of goodwill against the fair value of First Towers’ business. Based on the impairment test, the carrying value for both goodwill and CGU far exceeded the fair value of First Towers’ business. As a result, goodwill was fully impaired as at December 31, 2025 and an impairment loss of $39,572,129 was recorded in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2025 (note 12).

Assumption of First Towers Indebtedness

In connection with the First Towers Transaction and the Closing, the Company entered into a Debt Settlement Agreement (the “PGC DSA”) and a Convertible Promissory Note (the “PGC Note”) with PGC Finco Inc. (“PGC”), and a Debt Settlement Agreement (the “Dunstan DSA”) and a Convertible Promissory Note (the “Dunstan Note”) with Dunstan Holdings Ltd. (“Dunstan”).

In satisfaction of all indebtedness of First Towers to PGC, the Company assumed indebtedness of First Towers in the aggregate principal amount of $4,153,078 which is evidenced by the PGC Note and the aggregate interest payable capitalize into a new loan of $2,068,633 which is evidenced by the PGC DSA. The Company agreed to pay PGC, in settlement of PGC DSA, a cash payment of $500,000 and issue to PGC, upon shareholder approval therefore, 24,762 Class B Special Shares.

In satisfaction of all indebtedness of First Towers to Dunstan, the Company assumed indebtedness of First Towers in the aggregate principal amount of $756,917 which is evidenced by the Dunstan Note and the aggregate interest payable capitalize into a new loan of $602,325 which is evidenced by the Dunstan DSA. The Company agreed to issue to Dunstan, upon shareholder approval therefore, 7,787 Class B Special Shares in settlement of Dunstan DSA.

Each of the PGC Note and the Dunstan Note (collectively, the “Notes”) has a maturity date of August 19, 2031, has an interest rate of 8-1/2% per annum payable semiannually in arrears, and are secured by all of the assets of the Company. Each Note may be converted from time to time by either the Company or the holder of the Note, into common shares of the Company. As a result of the shareholders’ approval on November 28, 2025, the Company may issue up to 1,213,333 common shares, from time to time in accordance with the terms, which is the maximum number of shares issuable upon the conversion of $4,909,995 of principal, plus interest, under the 6-year convertible promissory notes. The conversion price shall be a price per share equal to the greater of (a) $6.12 and (b) a 10% discount to the seven-trading day VWAP immediately prior to receipt of the conversion notice.

The convertible debenture was determined to be a hybrid financial instrument with a liability and an embedded derivative liability. The Company has elected the option in IFRS 9 to recognize the convertible debenture as one financial instrument at FVTPL. At the time of issuance, the Company determined the principal amount of $4,909,995 as the fair value. During the year ended December 31, 2025, the Company assessed that the fair value of the convertible debenture had decreased and recognized a $766,013 gain on change in fair value of financial liabilities measured at FVTPL in the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2025, the Company paid $500,000 in cash and issued 32,549 Class B Special Shares with a fair value of $754,356 for the settlement of PGC DSA and Dunstan DSA (note 17). As a result of the issuance, the Company recognized a gain on debt settlement of $1,893,196 in the consolidated statements of loss and comprehensive loss. As of December 31, 2025, the outstanding balance of the Notes was $4,143,982.